UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor
         New York, NY  10022

13F File Number:  28-04490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     /s/  Joseph Mastoloni     New York, NY     November 10, 2003

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-04490                      Formerly Vontobel USA Inc.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $868,259 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109    27855   618153 SH       SOLE                   618153        0        0
AMERICAN INTL GROUP INC        COM              026874107    73370  1271564 SH       SOLE                  1271564        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    81825     1091 SH       SOLE                     1091        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    20210     8097 SH       SOLE                     8097        0        0
CHUBB CORP                     COM              171232101    28600   440772 SH       SOLE                   440772        0        0
CINCINNATI FINL CORP           COM              172062101    54950  1373827 SH       SOLE                  1373827        0        0
CORUS BANKSHARES INC           COM              220873103    23210   433916 SH       SOLE                   433916        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205      220     5000 SH       SOLE                     5000        0        0
DR REDDYS LABS LTD             ADR              256135203     5235   223300 SH       SOLE                   223300        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    70895  1354214 SH       SOLE                  1354214        0        0
FEDERAL NATL MTG ASSN          COM              313586109    80445  1145924 SH       SOLE                  1145924        0        0
FIFTH THIRD BANCORP            COM              316773100    19570   352401 SH       SOLE                   352401        0        0
GANNETT INC                    COM              364730101    13535   174509 SH       SOLE                   174509        0        0
GOLDEN WEST FINL CORP DEL      COM              381317106    30850   344672 SH       SOLE                   344672        0        0
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     3530   164300 SH       SOLE                   164300        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102    43050  1973662 SH       SOLE                  1973662        0        0
ICICI BK LTD                   ADR              45104G104     3660   346800 SH       SOLE                   346800        0        0
IPC HLDGS LTD                  ORD              G4933P101     8570   244650 SH       SOLE                   244650        0        0
KNIGHT RIDDER INC              COM              499040103    13145   197048 SH       SOLE                   197048        0        0
LIZ CLAIBORNE INC              COM              539320101    11120   326530 SH       SOLE                   326530        0        0
MARKEL CORP                    COM              570535104    33910   127003 SH       SOLE                   127003        0        0
MATAV-CABLE SYS MEDIA LTD      SPONSORED ADR    576561104      225    12050 SH       SOLE                    12050        0        0
MERCURY GENL CORP NEW          COM              589400100    23385   522179 SH       SOLE                   522179        0        0
OLD REP INTL CORP              COM              680223104    20865   630504 SH       SOLE                   630504        0        0
P T TELEKOMUNIKASI INDONESIA   SPONSORED ADR    715684106      440    32400 SH       SOLE                    32400        0        0
SAFEWAY INC                    COM NEW          786514208    11665   508543 SH       SOLE                   508543        0        0
SPDR TR                        UNIT SER 1       78462F103      734     7345 SH       SOLE                     7345        0        0
STATE STR CORP                 COM              857477103    35520   789375 SH       SOLE                   789375        0        0
TJX Companies Inc              COM              872539101    32830  1690499 SH       SOLE                  1690499        0        0
TORCHMARK CORP                 COM              891027104     9775    92893 SH       SOLE                    92893        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100    36860   745426 SH       SOLE                   745426        0        0
WATTS INDS INC                 CL A             942749102    19275  1093993 SH       SOLE                  1093993        0        0
Wells Fargo & Co  Del          COM              949740104    28930   561704 SH       SOLE                   561704        0        0